UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2025

Date of reporting period:	2/28/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Muni High Income Fund
Class A:
PRHAX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class A	$40	0.80%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 832,017,036
Number of fund holdings	420
Portfolio turnover rate for the period	20%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	3.1
AA	14.7
A	18.7
BBB	19.1
BB	7.8
B	1.6
Not Rated	34.5
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF133E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Muni High Income Fund

SHARE CLASS	A
NASDAQ	PRHAX
CUSIP	74440M104
MF133E2A

PGIM Muni High Income Fund
Class C:
PHICX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class C	$81	1.63%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 832,017,036
Number of fund holdings	420
Portfolio turnover rate for the period	20%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	3.1
AA	14.7
A	18.7
BBB	19.1
BB	7.8
B	1.6
Not Rated	34.5
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF133E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Muni High Income Fund

SHARE CLASS	C
NASDAQ	PHICX
CUSIP	74440M302
MF133E2C

PGIM Muni High Income Fund
Class Z:
PHIZX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class Z	$29	0.58%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 832,017,036
Number of fund holdings	420
Portfolio turnover rate for the period	20%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	3.1
AA	14.7
A	18.7
BBB	19.1
BB	7.8
B	1.6
Not Rated	34.5
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF133E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Muni High Income Fund

SHARE CLASS	Z
NASDAQ	PHIZX
CUSIP	74440M401
MF133E2Z

PGIM Muni High Income Fund
Class R6:
PHIQX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class R6	$24	0.49%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 832,017,036
Number of fund holdings	420
Portfolio turnover rate for the period	20%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	3.1
AA	14.7
A	18.7
BBB	19.1
BB	7.8
B	1.6
Not Rated	34.5
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF133E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Muni High Income Fund

SHARE CLASS	R6
NASDAQ	PHIQX
CUSIP	74440M609
MF133E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2  – Code of Ethics – Not required, as this is not an annual filing.

Item 3  – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4  – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5  – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7  – 11 (Refer to Report below)

PRUDENTIAL INVESTMENT PORTFOLIOS 4

PGIM Muni High Income Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2025

Table of Contents	Financial Statements and Other Information	February 28, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Muni High Income Fund	1

Notes to Financial Statements	36

Other Information - Form N-CSR Items 8-11

PGIM Muni High Income Fund

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.2%

MUNICIPAL BONDS 98.1%

Alabama 2.1%

Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000%(cc)	10/01/52	3,000	$3,019,966
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	3,185	3,185,777
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	4,000	4,175,818
Series B (Mandatory put date 09/01/32)	5.000(cc)	10/01/55	2,800	2,980,315
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	1,011,952
Mobile Cnty. Indl. Dev. Auth. Rev.,
AM/NS Clavert LLC Proj., Series B, AMT	4.750	12/01/54	1,500	1,477,623
Southeast Alabama Gas Sply. Dist. Rev.,
Proj. No. 2, Series B, Rfdg. (Mandatory put date 05/01/32)	5.000(cc)	06/01/49	1,250	1,334,145

				17,185,596

Alaska 0.9%

Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	3,918,541
North. Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/41	2,000	1,943,866
Sr. Series A, Class 1, Rfdg.	4.000	06/01/50	2,000	1,786,035

				7,648,442

Arizona 2.2%

Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	1,004,623
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,850	1,569,680
Pinecrest Academy of North. Proj., Series A, 144A	4.500	07/15/29	2,000	1,941,104
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Series A, 144A	5.750	07/15/48	1,500	1,514,129
Glendale Indl. Dev. Auth. Rev.,
Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,000	970,366
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,011,137
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,002,823
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	1,000,221
Basis Schs. Projs., Series A, Rfdg., 144A	5.000	07/01/46	1,000	1,000,121

See Notes to Financial Statements.

PGIM Muni High Income Fund 1

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Arizona (cont’d.)

Phoenix City Indl. Dev. Auth. Rev., (cont’d.)
Grt. Hearts Academies Proj.	5.000%	07/01/44	2,250	$2,240,236
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bond	5.000	12/01/37	2,000	2,186,371
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	1,024,366
Friendship Vlg., Series B	4.000	12/01/56	1,000	856,962

				18,322,139

California 5.8%

California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	921,254
Sub. Series B-2, Rfdg., CABS	5.232(t)	06/01/55	3,000	610,858
California Infrast. & Econ. Dev. Bank Rev.,
Sustainability Bond, Sub. Brightline W Passenger
Proj., Series A, Rfdg., AMT (Mandatory put date 01/01/35), 144A(hh)	9.500(cc)	01/01/65	4,000	4,055,000
California Muni. Fin. Auth. Rev.,
Catalyst Impact Fund Hsg. Bonds, Class I, 144A	6.000	01/01/39	3,000	3,173,853
Humangood California Oblig. Grp.	4.000	10/01/46	2,000	1,843,079
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	2,750	1,897
California Sch. Fin. Auth. Rev.,
Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	751,239
California Statewide Cmntys. Dev. Auth. Rev.,
CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,040,275
Freddie Mac Multifamily Cert. Rev.,
FRETE 2023, ML18, Class X-CA	1.440(cc)	09/25/37	19,543	2,026,833
FRETE 2024, ML23, SPC, Sustainable Bonds, 144A	4.700(cc)	04/25/42	2,198	2,275,243
Freddie Mac Multifamily Variable Rate Cert. Rev.,
Sustainability Bond, Series 2022 ML-13, Class X-CA	0.957(cc)	07/25/36	32,441	1,723,305
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Sub. Series B-2, Rfdg., CABS	5.265(t)	06/01/66	22,000	2,577,924
Irvine Unified Sch. Dist.,
Spl. Tax, Series A	4.000	09/01/44	995	1,000,470
Lincoln Pub. Fing. Auth.,
Tax Alloc., Twelve Bridges, Sub. Series B, Rfdg.	6.000	09/02/27	320	320,727
Los Angeles Dept. Arpts. Rev.,
Sub., Pvt. Activity, Series A, Rfdg., AMT	5.000	05/15/46	1,585	1,655,261

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

Los Angeles Dept. of Wtr. & Pwr. Rev.,
Pwr. Sys., Series A-2, FRDD	3.550%(cc)	07/01/51	4,000	$4,000,000
Pwr. Sys., Series A-3, FRDD	3.460(cc)	07/01/51	4,000	4,000,000
Pwr. Sys., Sub-Series A-2, Rmkt., Rfdg., FRDD	3.450(cc)	07/01/35	5,430	5,430,000
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,060	2,581,157
Series A	7.000	11/01/34	1,650	2,017,862
North. California Tob. Secur. Auth. Rev.,
Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	5.178(t)	06/01/60	3,500	577,212
River Islands Pub. Fing. Auth.,
Spl. Tax, Impt. Area No.2	4.500	09/01/44	1,650	1,591,659
Sacramento,
Spl. Tax	4.000	09/01/46	750	698,996
Spl. Tax	4.000	09/01/50	1,000	943,819
San Francisco City & Cnty. Arpt. Commn. Rev.,
San Francisco Int. Aprt., 2nd Series A, Rfdg., AMT	5.250	05/01/41	1,500	1,639,337
Southern California Tob. Secur. Auth. Rev.,
San Diego Co. Tob., Rfdg., CABS	4.505(t)	06/01/54	3,000	623,449

				48,080,709

Colorado 3.8%

Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt. Chrt. Sch., Univ. LA, Rfdg., 144A	5.000	12/15/45	1,000	989,836
Liberty Common Scg., Proj., Series A, Rfdg., BAM	4.250	01/15/64	2,000	1,879,184
Rfdg.	5.000	11/01/44	885	885,160
Colorado Hlth. Facs. Auth. Rev.,
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	3,100	2,657,868
Covenant Retmnt. Cmntys., Rfdg.	5.000	12/01/35	1,250	1,252,790
Impt. Bond, Chrisitna Living Neighborhoods, Rfdg.	4.000	01/01/42	1,000	931,061
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.500	11/15/38	1,875	2,089,695
Series A, Rfdg., AMT	5.500	11/15/40	1,270	1,407,980
Series A, Rfdg., AMT	5.500	11/15/42	2,105	2,319,370
Series D, Rfdg., AMT	5.750	11/15/35	2,000	2,265,625
Sub. Series B, Rfdg., AMT	5.500	11/15/43	1,000	1,103,584
Heritage Ridge Met. Dist.,
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/42	350	350,992
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/51	850	796,257

See Notes to Financial Statements.

PGIM Muni High Income Fund 3

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)

Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev.,
Sr. Ltd. Prop. TA., Rfdg.	5.000%	12/01/45	1,500	$1,505,470
Plaza Co. Met. Dist. No. 1,
Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,000,034
Pub. Auth. Energy Nat. Gas Pur. Rev.,
Nat. Gas Util. Imps.	6.500	11/15/38	6,050	7,366,531
Rampart Range Met. Dist. No. 5 Rev.,
Spl. Assmt.	4.000	12/01/51	500	430,134
Sterling Ranch Cmnty. Auth. Brd. Rev.,
Series A, Rfdg.	4.250	12/01/50	1,000	913,756
Spl. Assmt., Improvement Dist. No. 1	5.625	12/01/43	1,700	1,743,155

				31,888,482

Connecticut 0.5%

Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
Sustainability Bond, Goodwin Univ. Obliq. Grp., Series A-1	5.375	07/01/54	2,005	2,061,730
Harbor Point Infrast. Impt. Dist.,
Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	2,009,657

				4,071,387

Delaware 0.3%

Delaware St. Econ. Dev. Auth. Rev.,
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/42	800	699,861
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/52	1,250	997,934
Newark Chrt. Sch. Inc., Series A, Rfdg.	5.000	09/01/46	500	501,870

				2,199,665

District of Columbia 1.3%

Dist. of Columbia Rev.,
Intl. Oblig. Grp.	5.000	07/01/54	2,150	2,164,872
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,284,122
KIPP DC Proj.	4.000	07/01/49	4,610	4,090,897

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

District of Columbia (cont’d.)

Dist. of Columbia Rev., (cont’d.)
Rfdg.	5.000%	06/01/40	1,500	$1,540,555
Rfdg.	5.000	06/01/55	1,500	1,504,068

				10,584,514

Florida 10.3%

Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350	07/01/29	1,015	1,016,790
Chrt. Sch. Port. Proj., Sub. Series B, CABS, 144A	7.313(t)	07/01/61	35,000	2,572,788
Edl. Growth Fund LLC Chrt. Sch. Port. Proj., Series A-1, 144A	5.000	07/01/56	1,000	949,707
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	3,000	2,896,505
Capital Tr. Auth. Edl. Facs. Auth. Rev.,
KIPP Miami Campus Proj. Series A, 144A	6.000	06/15/54	425	439,318
Mason Classical Academy Proj., Series A, 144A	5.000	06/01/64	3,000	2,839,411
MVM Landfill LLC Proj., Series A, AMT, 144A	6.875	12/01/44	2,500	2,565,962
City of Venice Rev.,
Vlg. on the Isle Proj., Temps-50, Series B-3, 144A	4.250	01/01/30	900	891,129
Cityplace CDD.,
Spl. Assmt., Rfdg.	5.000	05/01/26	525	533,053
Cnty. of Miami-Dade FL Avtn. Rev.,
Series A, AMT, Rfdg.	5.000	10/01/49	1,000	1,015,401
Florida Dev. Fin. Corp. Rev.,
Central Chrt. Sch., Proj., Rfdg., 144A	6.000	08/15/57	2,000	1,889,229
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	4,000	4,035,394
Mater Academy Proj., Series A	5.000	06/15/55	1,000	998,498
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	1,829,017
River City Science Academy Proj., Series A	4.000	07/01/45	565	513,775
River City Science Academy Proj., Series A	4.000	07/01/55	2,665	2,239,824
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Ringling Clg. Proj.	5.000	03/01/42	4,795	4,800,110
Grtr. Orlando Avtn. Auth. Rev.,
AMT	5.250	10/01/44	3,000	3,253,453
Spl. Purp., JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,703,731
Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Series B, AMT	5.500	10/01/49	2,000	2,164,610
Hillsborough Cnty. Indl. Dev. Auth. Rev.,
Baycare Hlth. Sys., Series C, Rfdg.	5.500	11/15/54	2,000	2,203,661

See Notes to Financial Statements.

PGIM Muni High Income Fund 5

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Indigo CDD,
Spl. Assmt.	5.750%	05/01/36(d)	477	$419,422
Jacksonville Rev.,
Brooks Rehabitation Proj., Rfdg.	4.000	11/01/45	1,000	908,648
Julington Creek Plantation CDD,
Spl. Assmt., AGM	4.625	05/01/54	1,550	1,530,462
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875	05/01/45	1,000	1,000,016
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	300	302,395
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,010,359
Spl. Assmt., N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	1,020,710
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	648,804
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	859,976
Spl. Assmt., Taylor Ranch Proj.	6.300	05/01/54	1,000	1,084,410
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	100	100,309
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,100	1,103,236
Lee Arpt. Cnty. Rev.,
AMT	5.250	10/01/54	750	787,406
Lee Cnty. Hsg. Fin. Auth. Rev.,
Aria Landings, Series A (Mandatory put date 07/01/26), 144A	5.500(cc)	07/01/28	3,500	3,522,372
Lee County Indl. Dev. Auth. Rev.,
Shell Point 2024B-1 (Temps -85)	4.750	11/15/29	1,000	1,004,396
Miami Dade Cnty. Edu. Facs. Auth. Rev.,
Univ. of Miami, Series B, Rfdg.	5.250	04/01/41	3,000	3,394,202
Midtown Miami CDD,
Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	1,980,565
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series A, Rfdg.	5.250	10/01/56	2,000	2,127,363
Presbyterian Retmnt. Cmnty. Oblig. Grp. Proj., Series A, Rfdg.	4.000	08/01/47	3,000	2,674,243
Osceola Cnty. Trans. Rev.,
Series A-2, Rfdg., CABS	5.167(t)	10/01/54	1,000	221,004
Pasco Cnty. Rev.,
H. Lee Moffitt Cancer Ctr. Proj., AGM	5.750	09/01/54	1,000	1,096,092
South Miami Hlth. Facs. Auth., Inc. Rev.,
Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	2,105	2,135,749
St. Johns Cnty. Indl. Dev. Auth. Rev.,
Vicar’s Landing Proj., Series A, Rfdg.	4.000	12/15/46	1,500	1,223,215

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Vlg. CDD No. 07,
Spl. Assmt., Fla., Rfdg.	4.000%	05/01/36	1,630	$1,631,851
Vlg. CDD No. 11,
Spl. Assmt., Fla.	4.500	05/01/45	1,230	1,205,149
Vlg. CDD No. 12,
Spl. Assmt., Fla.	4.250	05/01/43	2,595	2,469,474
Vlg. CDD No. 13,
2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	480	437,723
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,235	1,108,343
Spl. Assmt., Fla.	3.700	05/01/50	950	778,939
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,170	920,323
Vlg. CDD No. 14,
Spl. Assmt.	5.500	05/01/53	1,595	1,659,637
Vlg. CDD No. 15,
Spl. Assmt., 144A	5.250	05/01/54	1,195	1,230,249

				85,948,408

Georgia 3.2%

Atlanta Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.250	07/01/49	1,750	1,855,208
Atlanta Urban Residential Fin. Auth. Rev.,
GE Tower Apts., Series B (Mandatory put date 06/01/25)	5.750(cc)	06/01/27	1,750	1,751,492
Burke Cnty. Dev. Auth. Rev.,
Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125	11/01/45	2,000	1,860,613
Cobb Cnty. Kennestone Hosp. Auth. Rev.,
Anticip. Certs., Wellstar Hlth. Sys. Inc. Proj., Series A	4.000	04/01/52	4,000	3,669,304
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj. Series A	4.000	12/01/33	3,000	2,989,502
Sr. Bond, Park at 500 Proj.	4.000	03/01/34	1,000	995,872
Fulton Cnty. Dev. Auth. Rev.,
Piedmont Healthcare Inc. Proj., Multimodal Bond, Series A	4.000	07/01/49	3,000	2,781,307
Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 06/01/30)	5.000(cc)	06/01/53	4,000	4,203,987
Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,000	2,022,360
Series C (Mandatory put date 12/01/31)	5.000(cc)	12/01/54	1,250	1,328,923

See Notes to Financial Statements.

PGIM Muni High Income Fund 7

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Georgia (cont’d.)

Muni. Elec. Auth. of Georgia Rev.,
Plant Vogtle Units 3 & 4 Proj. J Bond, Series A, AGM	5.000%	07/01/48	2,000	$2,102,799
Rockdale Cnty. Dev. Auth. Rev.,
Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,000	1,005,504

				26,566,871

Illinois 8.3%

Chicago Brd. of Ed.,
Series A, GO	5.000	12/01/41	1,000	1,009,545
Series A, GO, 144A	7.000	12/01/46	1,500	1,581,318
Series A, GO, Rfdg.	4.000	12/01/27	500	500,249
Series A, GO, Rfdg.	5.000	12/01/35	500	509,175
Series A, GO, Rfdg.	7.000	12/01/44	3,390	3,438,117
Series C, GO	5.250	12/01/35	1,015	1,015,481
Series D, GO	5.000	12/01/46	2,470	2,415,865
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,187,465
Series H, GO	5.000	12/01/46	2,390	2,356,660
Chicago Brd. of Ed. Rev.,
Spl. Tax	6.000	04/01/46	1,500	1,554,730
Chicago Midway Int’l. Arpt. Rev.,
Series C, Rfdg., AMT	5.000	01/01/40	1,500	1,592,459
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AGM	4.000	01/01/53	3,005	2,786,380
Series C, Rfdg., AMT	5.250	01/01/42	1,000	1,089,203
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/42	1,000	1,101,502
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/43	1,000	1,100,519
Sr. Lien, Series A, AGM, AMT	5.500	01/01/53	2,000	2,088,346
Sr. Lien, Series A, Rfdg., AMT	5.500	01/01/59	3,000	3,208,479
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,005,974
Chicago Trans. Auth. Rev.,
Series A, Rfdg.	4.000	12/01/50	1,000	921,991
Chicago Wtrwks. Rev.,
Series A, AGM	5.250	11/01/53	750	799,629
Chicago, IL,
Series A, GO, Rfdg.	5.500	01/01/49	3,000	3,044,433
Series C, GO, Rfdg.	5.000	01/01/38	2,500	2,505,591
Series C, GO, Rfdg., ETM(ee)	5.000	01/01/26	1,000	1,014,509
Cook Cnty. Cmntys. Clg. Dist.,
Clgs. of Chicago, GO, Rfdg., BAM	5.000	12/01/42	2,315	2,436,839

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Illinois Edl. Facs. Auth. Rev.,
Field Museum of Natural History, Rmkt.	4.450%	11/01/36	1,075	$1,099,523
Illinois Fin. Auth. Rev.,
Green Bond, LRS Holdings LLC Proj., Series A, AMT
(Mandatory put date 09/03/30), 144A	7.250(cc)	09/01/52	1,500	1,662,559
Plymouth Place, Inc., Rfdg.	5.000	05/15/51	3,835	3,527,741
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	10,245
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	265	271,491
Illinois St.,
GO	4.000	06/01/36	3,000	2,973,032
GO	5.000	01/01/32	1,385	1,401,978
GO, Rfdg.	5.000	02/01/38	2,500	2,760,662
Rebuild Illinois Prog., Series B, GO	4.000	11/01/35	2,000	2,022,666
Series A, GO	5.000	12/01/39	2,500	2,567,971
Series B, GO	5.250	05/01/43	1,000	1,087,912
Series B, GO	5.500	05/01/47	2,300	2,454,228
Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/38	4,015	4,017,705
Springfield Elec. Rev.,
Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,500,000

				68,622,172

Indiana 0.7%

Indiana Fin. Auth. Rev.,
First Lien CWA Auth. Proj., Series 2024-A, Rfdg.	5.000	10/01/44	1,600	1,746,141
Indianapolis Loc. Pub. Impvt. Bank Rev.,
Sr. Convention Cntr. Hotel, Series E	6.125	03/01/57	2,000	2,154,154
Valparaiso Rev.,
Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.500	01/01/34	1,155	1,194,181
Pratt Paper LLC Proj., Rfdg., AMT, 144A	5.000	01/01/54	1,000	1,017,959

				6,112,435

Iowa 0.0%

Iowa Tob. Settlement Auth. Rev.,
Sr. Series B-1, Class 2, Rfdg.	4.000	06/01/49	105	103,671

See Notes to Financial Statements.

PGIM Muni High Income Fund 9

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Kansas 0.5%

City of Colby KS Hosp. Loan Anticipation Rev.,
Citizens Med. Ctr. Proj.	5.500%	07/01/26	3,500	$3,572,180
Wyandotte Cnty.-Kansas City Unified Govt. Rev.,
Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	635	634,305

				4,206,485

Kentucky 0.5%

Henderson Rev.,
Green Bond, Pratt Paper LLC Proj., Series A, AMT, 144A	4.700	01/01/52	500	488,823
Sustainability Bond, Pratt Paper LLC Proj., Series B, AMT, 144A	4.450	01/01/42	1,000	996,376
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	500	500,578
Series B, Rfdg. (Mandatory put date 08/01/32)	5.000(cc)	01/01/55	2,000	2,150,760

				4,136,537

Louisiana 1.8%

Jefferson Parish Econ. Dev. & Port Dist. Rev.,
Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625	06/15/48	2,000	1,963,758
Louisiana Pub. Facs. Auth. Rev.,
Calcasieu River Bridge Pub. Pvt. Partnership Proj., I-10, AMT	5.750	09/01/64	4,000	4,347,986
Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	1,500	1,512,291
Waste Proj. USA Inc., AMT (Mandatory put date 10/01/28), 144A	6.750(cc)	10/01/53	1,000	1,065,270
Waste Proj. USA Inc., Series R-2, AMT (Mandatory put date 10/01/28), 144A	6.500(cc)	10/01/53	1,000	1,057,630
Parish of St. James Rev.,
Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350	07/01/40	1,000	1,094,702
Plaquemines Port Harbor & Terminal Dist. Rev.,
Txbl. Nola Term. LLC Proj., Series B, 144A	12.000	12/01/34	3,800	3,854,587

				14,896,224

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Maine 0.3%

Fin. Auth. of Maine Rev.,
Casella Waste Sys. Inc., Rfdg., AMT (Mandatory put date 06/01/35), 144A	4.625%(cc)	12/01/47	2,600	$2,633,771

Maryland 0.1%

Frederick Cnty.,
Spl. Oblig. Tax, Sub. Series C, 144A	4.000	07/01/50	990	869,521

Massachusetts 0.4%

Massachusetts Bay Trans. Auth. Sales Tax Rev.,
Sustainable Bonds, Sr. Series B	5.250	07/01/54	2,000	2,182,903
Massachusetts Dev. Fin. Agcy. Rev.,
Merrimack College Student Hsg. Proj., Series A, 144A	5.000	07/01/60	1,000	1,010,168

				3,193,071

Michigan 0.6%

Detroit,
Series C, GO	6.000	05/01/43	1,000	1,129,412
Detroit Downtown Dev. Auth.,
Tax Alloc., Catalyst Dev. Proj., Rfdg.	5.000	07/01/48	1,000	1,050,454
Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	1,780,237
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	1,380	1,395,340

				5,355,443

Minnesota 0.3%

Hugo Rev.,
Chrt. Sch., Noble Academy Proj., Series A	5.000	07/01/44	1,250	1,227,515
St. Paul Port Auth. Sol. Wste. Disp. Rev.,
Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500	10/01/37	1,000	980,782

				2,208,297

See Notes to Financial Statements.

PGIM Muni High Income Fund 11

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Mississippi 0.5%

Mississippi Bus. Fin. Corp. Rev.,
Sys. Energy Resources, Inc. Proj., Rfdg.	2.375%	06/01/44	2,000	$1,278,393
Waste Proj. USA Inc., Rmkt., AMT (Mandatory put date 08/02/27), 144A	5.000(cc)	02/01/36	3,000	3,025,881

				4,304,274

Missouri 1.2%

Lees Summit,
Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	1,950,049
Lees Summit Indl. Dev. Auth. Rev.,
Johm Knox Vlg. Proj., Temps. Series B-2, Rfdg.	4.325	08/15/47	1,385	1,387,133
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	1,948,262
Lutheran Sr. Svcs. Proj., Series C, Rfdg.	4.000	02/01/48	3,000	2,661,533
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	1,060,499
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. Sunset Hills, Series A	5.875	09/01/43	1,000	1,000,656

				10,008,132

Nebraska 0.3%

Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	2,000	2,109,035

Nevada 0.9%

Nevada St. Dept. of Bus. & Ind. Rev.,
Brightline W Passenger Rail Proj., Series A, AMT (Mandatory put date 08/15/25)(cc)	8.125	01/01/50	2,900	3,010,493
Sustainability Bond, Sub. Brightline W Passenger Proj., Series A, Rfdg., AMT (Mandatory put date 01/01/33), 144A(hh)	9.500(cc)	01/01/65	3,000	3,025,693
Sparks Rev.,
Sales Tax, Sr. Series A, Rfdg., 144A	2.750	06/15/28	525	518,450
Tahoe-Douglas Visitors Auth. Rev.,
Hotel Occupancy Tax	5.000	07/01/40	1,000	1,025,948

				7,580,584

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Hampshire 3.0%

National Fin. Auth. Rev.,
Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70
(Mandatory put date 10/01/34)	4.150%	10/20/40	3,195	$3,174,332
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	1,400	1,400,854
Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750(cc)	07/01/45	1,000	852,203
River Ranch Proj., CABS, 144A	5.644(t)	12/01/31	4,500	3,049,112
Silverado Proj., 144A	5.000	12/01/28	1,250	1,251,299
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	2,105	1,719,587
Sustainable Cert., Series 2024-1, Class X	0.494(cc)	07/01/51	34,647	1,306,719
Sustainable Cert., Series 2024-2, Class X	0.503(cc)	08/20/39	46,298	1,882,418
Tamarron Proj., 144A	5.250	12/01/35	2,100	2,086,079
The Highlands Proj.	5.125	12/15/30	3,180	3,153,803
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,225	1,315,515
Valencia Proj., 144A	5.300	12/01/32	1,245	1,242,088
Wtr. Util. Imps., 144A	5.375	12/15/35	2,400	2,400,584

				24,834,593

New Jersey 2.6%

New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc. Proj., Spec. Facs.	5.250	09/15/29	4,290	4,291,660
Continental Airlines, Inc., United Airlines, Inc. Proj.,
Series A, AMT	5.625	11/15/30	2,275	2,277,163
Series SSS, Rfdg.	5.250	06/15/39	675	768,764
Series WW, Rfdg. (Pre-refunded date 06/15/25)(ee)	5.250	06/15/40	65	65,448
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,702,791
Umm Energy Partners, Series A, AMT	5.000	06/15/37	1,500	1,501,353
Umm Energy Partners, Series A, AMT	5.125	06/15/43	1,100	1,100,824
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,006,464
New Jersey Tpke. Auth. Rev.,
Series B	5.250	01/01/49	2,250	2,478,786
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series AA, Rfdg.	5.250	06/15/41	1,815	2,054,173
Transn. Prog., Series CC	5.250	06/15/50	2,500	2,706,829
South Jersey Trans. Auth. Rev.,
Series A, Rfdg.	5.000	11/01/39	750	750,000

				21,704,255

See Notes to Financial Statements.

PGIM Muni High Income Fund 13

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Mexico 0.4%

New Mexico Fin. Auth. Rev.,
Enchantment Water LLC Proj., AMT, 144A	8.250%	12/01/45	3,425	$3,482,044

New York 7.4%

Build NYC Resource Corp. Rev.,
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000	01/01/35	1,000	999,085
Richmond Prep. Chrt. Sch. Proj., Social Impact Proj., Series A, 144A	5.000	06/01/51	1,500	1,300,201
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	6.995(t)	06/01/47	5,000	1,082,235
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	8.208(t)	06/01/50	4,000	524,459
New York City Indl. Dev. Agcy. Rev.,
Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	945,683
New York City Muni. Wtr. Fin. Auth. Rev.,
Sub. Fiscal 2025, Series AA-1	5.250	06/15/53	5,000	5,439,693
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Sub. Series B-1	3.000	11/01/47	3,200	2,489,121
New York City Trans. Fin. Auth. Rev.,
Sub. Fiscal 2025, Series D	5.500	05/01/52	5,000	5,545,662
Sub. Future Tax, Series C-1	5.250	05/01/49	6,000	6,548,339
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	4,750	4,398,384
New York St. Envir. Facs. Corp. Rev.,
Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/02/25)	2.750(cc)	09/01/50	550	546,993
Draw Down Casella Wste. Sys., Inc. Proj., Series R-2, AMT (Mandatory put date 09/03/30), 144A	5.125(cc)	09/01/50	500	523,916
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	4.000	01/01/36	3,475	3,417,345
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/26	2,000	2,027,667
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/31	1,000	1,034,038
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	10/01/40	2,500	2,589,737
Green Bond, JFK Arpt. Term. 6 Proj., Rfdg., AMT	5.250	12/31/54	2,500	2,642,185
JFK Arpt. Term. 6 Redev. Proj., Series B, Rfdg., AMT	0.000	12/31/54	5,000	3,219,044

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

New York Trans. Dev. Corp. Rev., (cont’d.)
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.250%	08/01/31	700	$717,828
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.375	08/01/36	1,000	1,039,485
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,995	2,995,064
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250	01/01/50	4,480	4,479,989
Laguardia Arpt., Term. C&D Redev., Proj., AMT	6.000	04/01/35	3,465	3,903,993
Sustainable Bond, JFK Int’l. Arpt. New Term, AMT	5.500	06/30/54	1,500	1,584,320
Suffolk Tob. Asset Secur. Corp. Rev.,
Sub. Series B-2, Rfdg., CABS	5.747(t)	06/01/66	1,000	96,543
Tob. Settlement Asset Bkd. Sub. Bond, Series B-1, Rfdg.	4.000	06/01/50	425	397,256
Triborough Bridge & Tunnel Auth. Rev.,
TBTA Capital Lockbox Fund, MTA Bridges & Tunnels, Series A	5.500	12/01/59	1,000	1,106,282

				61,594,547

North Carolina 0.5%

North Carolina Med. Care Commn. Rev.,
Pennybyrn at Maryfield Proj., Rfdg.	5.000	10/01/35	1,000	1,000,843
The Presbyterian Homes Oblig. Grp., Series A	5.000	10/01/50	2,555	2,601,218
United Methodist Retmnt. Homes, Series B-2	3.750	10/01/28	525	525,105

				4,127,166

Ohio 3.6%

Akron Bath Copley Joint Township Hosp. Dist. Rev.,
Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	3.000	11/15/40	3,000	2,811,641
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/48	1,000	907,974
Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	15,320	13,959,246
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	2,025,592
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	1,981,163
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,409,710
Ohio Air Qlty. Dev. Auth. Rev.,
Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	983,154
Ohio St. Pvt. Act. Rev.,
Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,001,352

See Notes to Financial Statements.

PGIM Muni High Income Fund 15

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio (cont’d.)

Ohio Tpke. & Infrast. Commn. Rev.,
Jr. Lien, Series A-2, CABS	4.221%(t)	02/15/40	5,135	$2,748,564
Warren Cnty. Rev.,
Otterbein Homes Oblig. Grp., Rfdg.	5.000	07/01/54	1,500	1,517,215

				30,345,611

Oklahoma 1.5%

Oklahoma Cnty. Auth. Rev.,
Astec Proj., 144A	6.500	06/15/64	2,500	2,615,300
Oklahoma Dev. Fin. Auth. Rev.,
OU Medicine Proj., Series B	5.000	08/15/38	250	254,689
OU Medicine Proj., Series B	5.250	08/15/43	5,960	6,083,105
Oklahoma Tpke. Auth. Rev.,
Sr. Bonds, Series A	5.500	01/01/54	2,500	2,788,686
Tulsa Cnty. Indl. Auth. Rev.,
Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,025	1,047,045

				12,788,825

Oregon 0.5%

Port of Portland Arpt. Rev.,
Series 24B, AMT	5.000	07/01/47	3,860	3,880,705

Pennsylvania 2.6%

Adams Cnty. General Auth. Rev.,
The Brethren Home Cmnty. Proj. Series A., Rfdg.	5.000	06/01/54	1,750	1,770,848
Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000	03/01/27	2,140	2,180,954
Uni. Student Hsg. LLC Proj., Series A, Rfdg., BAM	4.000	08/01/48	5,000	4,627,550
Doylestown Hosp. Auth. Rev.,
Rfdg., 144A	5.375	07/01/39	2,575	2,712,063
Lancaster Indl. Dev. Auth. Rev.,
Landis Homes Retmnt. Cmnty. Proj., Rfdg.	4.000	07/01/56	1,000	833,782
Philadelphia Auth. for Indl. Dev. Rev.,
Energy Supply LLC Proj., Series B, Rfdg. (Mandatory put date 06/01/27)	5.250(cc)	12/01/38	4,000	4,043,568
Gtr. Philadelphia Hlth. Action, Rfdg.	6.625	06/01/50	2,795	2,733,002

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)

Philadelphia Auth. for Indl. Dev. Rev., (cont’d.)
Hsg. Univ. SQ Apts. Proj., Proj. based Section 8, Class I	4.000%	12/01/47	1,140	$965,249
Presbyterian Sr. Living, Proj., Series B-2, Rfdg.	5.250	07/01/46	1,430	1,510,791

				21,377,807

Puerto Rico 7.9%

Puerto Rico Comnwlth.,
Restructured, Series A, GO, CABS	3.859(t)	07/01/33	1,826	1,288,432
Restructured, Series A1, GO	4.000	07/01/33	1,109	1,108,727
Restructured, Series A1, GO	4.000	07/01/35	1,129	1,118,209
Restructured, Series A1, GO	4.000	07/01/37	856	843,671
Restructured, Series A1, GO	4.000	07/01/41	1,164	1,114,283
Restructured, Series A1, GO	4.000	07/01/46	1,210	1,096,864
Restructured, Series A1, GO	5.375	07/01/25	617	621,891
Restructured, Series A1, GO	5.625	07/01/29	1,480	1,584,288
Restructured, Series A1, GO	5.750	07/01/31	8,016	8,826,333
Sub. Series Allowed CW, Prifa Rum	0.000(cc)	11/01/51	12,285	6,651,717
Sub. Series Allowed CW/HTA - 98 Sr. Claims	0.000(cc)	11/01/51	4,507	2,875,433
Sub. Series CW, NT Claims, CW Gty.	0.000(cc)	11/01/43	12,429	7,779,209
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs.
Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	560	597,674
San Juan Cruise Terminal Proj., Series A-2, AMT	6.750	01/01/45	1,750	2,074,253
San Juan Cruise Terminal Proj., Series A-3, AMT	6.750	01/01/46	1,515	1,796,191
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	3.693(t)	07/01/33	1,000	736,955
Restructured, Series A-1, CABS	5.190(t)	07/01/46	51,183	17,056,036
Restructured, Series A-2	4.329	07/01/40	4,229	4,203,549
Restructured, Series A-1, CABS	6.063(t)	07/01/51	16,538	4,065,287

				65,439,002

Rhode Island 0.5%

Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/40	4,350	4,356,014

See Notes to Financial Statements.

PGIM Muni High Income Fund 17

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

South Carolina 1.9%

Berkeley Cnty.,
Spl. Assmt., Nexton Impt. Dist.	4.375%	11/01/49	1,000	$921,324
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	1,675	1,817,557
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	1,500	1,631,943
South Carolina Jobs-Econ. Dev. Auth. Rev.,
Beaufort Mem. Hosp. & South of Board Healthcare Proj.	5.750	11/15/54	2,000	2,122,836
Green Chrt. Sch. Proj., Series A, Rfdg., 144A	4.000	06/01/56	3,150	2,220,434
Sub. Foothill Afford HSG. Fndtn., Oaddicj Club & Fairway Proj., 144A	6.875	03/01/65	3,000	2,945,220
South Carolina Ports Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,404,337
AMT	4.000	07/01/55	2,000	1,800,682
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Series A	5.500	12/01/54	1,200	1,313,097

				16,177,430

Tennessee 3.0%

Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev.,
Erlanger Hlth., Rfdg.	5.250	12/01/54	2,500	2,632,600
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev.,
East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,170	1,967,455
Univ. of Tennessee Proj. Series B-1, BAM	5.250	07/01/64	1,500	1,539,368
Shelby Cnty. Hlth. & Edl. Facs. Brd. Rev.,
Madrone Memphis Student Hsg. I LLC, Univ. Memphis Proj., Series A1, 144A	5.250	06/01/56	2,000	2,042,386
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	850	912,993
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	500	505,700
Tennessee Energy Acq. Corp. Gas Rev.,
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	15,500	15,547,760

				25,148,262

Texas 6.7%

Arlington Higher Ed. Fin. Corp. Rev.,
Basis Texas Chrt. Sch. Inc., 144A	5.000	06/15/64	1,200	1,173,092
Odyssey Academy, Inc. Series A, 144A	6.125	02/15/53	1,500	1,503,165

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Arlington Higher Ed. Fin. Corp. Rev., (cont’d.)
Series A, Rfdg.	4.000%	08/15/41	1,520	$1,329,939
Series A, Rfdg.	4.000	08/15/46	2,705	2,216,282
Arlington Higher Edu. Fin. Corp. Rev.,
Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,250	1,323,332
Central Texas Regl. Mobility Auth. Rev.,
Sub., Rfdg.	4.000	01/01/41	1,100	1,075,488
EP Essential Hsg. WF PFC Rev.,
Home Essential Fun. Hsg. Prog. Tuscany Mesa Hills Proj.	4.250	12/01/34	1,000	1,002,726
EP Tuscany Zaragosa PFC Rev.,
Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,635	1,625,444
Galveston Wharves & Term. Rev.,
Wharves & Terminal, 1st Lien, AMT	6.000	08/01/43	3,060	3,387,339
Harris Cnty. Indl. Dev. Corp. Rev.,
Energy Transfer Proj., Rfdg. (Mandatory put date 06/01/33)	4.050(cc)	11/01/50	1,000	1,012,785
Houston Arpt. Sys. Rev.,
Series B-1, AMT	5.000	07/15/35	2,000	2,002,111
Spl. Facs. Continental Airlines, Inc., Series A, Rfdg., AMT	6.625	07/15/38	1,500	1,502,221
Sub. Lien, Series A, Rfdg., AGM, AMT	5.250	07/01/48	2,600	2,766,432
Uni. Airlines Inc., Term. Impvt. Proj., Series B, AMT	5.500	07/15/36	1,600	1,734,815
Kerryville Hlth. Facs. Dev. Corp. Rev.,
Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,014,331
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/56	4,455	3,578,343
Sr. Living Foundation Proj., Series A, 144A(hh)	6.500	07/01/56	3,300	3,300,216
Txbl. Sr. Sanctuary LTC Proj., Series A-2	6.500	01/01/31	5,575	5,518,225
Westminster Proj., Rfdg.	4.000	11/01/49	500	452,840
Northwest Independent Sch. Dist.,
Series A, GO, PSFG	5.000	02/15/49	1,000	1,063,350
Port Beaumont Nav. Dist. Facs. Rev.,
Txbl. Jefferson Gulf Coast Energy Proj., Series B, Rfdg., 144A	10.000	07/01/26	2,000	2,056,085
Pottsboro Higher Ed. Fin. Corp. Rev.,
Series A	5.000	08/15/46	1,000	962,843
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,106,197

See Notes to Financial Statements.

PGIM Muni High Income Fund 19

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Texas Muni. Gas Acq. & Sply. Corp. Rev.,
Nat. Gas Util. Imps. (Mandatory put date 01/01/34)	5.000%(cc)	01/01/55	2,000	$2,157,562
Sr. Lien, Series A	5.250	12/15/26	4,100	4,236,794
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrast. Grp. LLC, Series A, Rfdg.	4.000	06/30/40	600	600,121
Sr. Lien, Rfdg., AMT	5.500	06/30/41	1,190	1,260,419
White Settlement Independent Sch. Dist.,
GO, PSFG	5.000	08/15/55	2,500	2,619,187

				55,581,684

Utah 0.1%

Salt Lake City Arpt. Rev.,
Series A, AMT	5.000	07/01/47	1,100	1,109,224

Vermont 0.3%

Vermont Econ. Dev. Auth. Rev.,
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/37	1,000	958,569
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/45	2,025	1,801,788

				2,760,357

Virginia 0.9%

City of Chesapeake Expressway Toll Road Rev.,
Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	4.875	07/15/40	1,000	1,028,843
James City Cnty. Econ. Dev. Auth. Rsdl. Care Fac. Rev.,
Williamsburg Landings, Series A, Rfdg.	4.000	12/01/50	1,000	855,184
Virginia Beach Dev. Auth. Rsdl. Care Facs. Rev.,
Westminster Canterbury on Chesapeake Bay, Series A	7.000	09/01/59	1,500	1,695,408
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,516,663
Sr. Lien, Elizabeth River Crossing OPCO LLC Proj., Rfdg., AMT	4.000	01/01/39	1,250	1,207,867
Sr. Lien, I-495 Hot Lanes Proj., Rfdg., AMT	5.000	12/31/57	1,000	1,024,720

				7,328,685

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Washington 1.6%

Port of Seattle Indl. Dev. Corp. Rev.,
Spl. Facs., Delta Airlines, Rfdg., AMT	5.000%	04/01/30	1,000	$1,000,418
Port of Seattle Rev.,
Intermediate Lien, Series B, Rfdg., AMT	5.500	08/01/47	2,490	2,678,585
Washington Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,100,594
Washington St. Hsg. Fin. Commn. Rev.,
Emerald Heights Proj., Series A, Rfdg.	5.000	07/01/48	1,000	1,021,035
Radford Court & Nordheim Court Port.	5.500	07/01/49	3,000	3,184,312
Social Cert., Series 2021-1, Class A	3.500	12/20/35	1,886	1,782,352
Sustainable Cert., Series 2023-1, Class X	1.494(cc)	04/20/37	21,629	2,195,118

				12,962,414

Wisconsin 6.3%

Pub. Fin. Auth. Rev.,
Astro Texas Land Proj., 144A	5.500	12/15/28	3,500	3,494,453
Aurora Integrated Oncology Fndtn., Series A, 144A	9.000	11/01/28	2,600	2,779,865
Aurora Integrated Oncology Fndtn., Series A, 144A	10.000	11/01/38	2,285	2,618,470
Bancroft Neurohealth Proj., Series A, 144A	5.000	06/01/26	470	473,336
Bancroft Neurohlth. Proj., Series A, 144A	5.125	06/01/48	1,000	967,464
Bayhealth Med. Ctr. Proj., Series A	3.000	07/01/50	1,500	1,096,780
Class B-1, Series 1, 144A	6.810	04/28/36	2,000	2,058,416
Corvian Cmnty. Sch., Series A, 144A	5.000	06/15/49	1,000	876,020
Corvian Cmnty. Sch., Series A, 144A	5.125	06/15/47	2,000	1,803,055
Fndtn. Academy Chrt. Sc. Proj., 144A	5.000	07/01/60	1,200	1,132,272
Green Bond, Fargo Moorhead Metropolitan Area Flood Mgmnt., AMT	4.000	03/31/56	1,750	1,458,228
Mt. Island Chrt. Sch., Series L, Rfdg.	5.000	07/01/47	1,200	1,161,677
North East Carolina Preparatory Sch., Series A, Rfdg.	5.250	06/15/54	1,000	1,022,076
Rans Bridgewater Proj., 144A	5.625	12/15/30	2,515	2,516,269
Rans Elevon Proj., 144A	5.000	07/15/30	1,200	1,221,339
Rans Mayfair Proj., Series A4, 144A	5.500	11/15/32	1,500	1,476,390
Signorelli Proj., 144A	5.375	12/15/32	2,528	2,528,353
Sr. Lien, Puerto Rico Toll Roads Monetization Proj., Series A, AMT	5.750	07/01/49	3,500	3,739,266
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.250	01/01/38(d)	1,750	787,500
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.375	01/01/48(d)	3,000	1,350,000
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42	1,500	1,499,918
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28	575	575,604

See Notes to Financial Statements.

PGIM Muni High Income Fund 21

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Wisconsin (cont’d.)

Pub. Fin. Auth. Rev., (cont’d.)
Tax Alloc., Miami Worldctr. Proj., Series A, 144A	5.000%	06/01/41	1,250	$1,292,481
The Meadows Proj., 144A	5.750	12/15/33	1,500	1,487,600
Txbl. Million Air Three LLC, Cinderella Bond (Convert to Fixed on 04/01/25), 144A	9.750	09/01/54	2,500	2,682,255
United Methodist Retmnt. Homes, Series A, Rfdg.	4.000	10/01/51	1,500	1,293,523
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	1,600	1,544,803
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Forensic Science & Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	1,400	1,420,936
Hope Christian Schs.	4.000	12/01/51	1,000	712,055
Hope Christian Schs.	4.000	12/01/56	3,100	2,127,830
Marshfield Clinic Hlth. Sys. Inc., Sereis A	5.500	02/15/54	3,000	3,200,146

				52,398,380

TOTAL MUNICIPAL BONDS
(cost $828,700,273)				816,232,870

U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Notes(k)
(cost $897,315)	3.500	09/30/26	905	897,788

			Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS 2.0%
iShares National Muni Bond ETF			66,498	7,160,505
VanEck High Yield Muni ETF			179,139	9,410,172

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS
(cost $15,826,675)				16,570,677

TOTAL LONG-TERM INVESTMENTS
(cost $845,424,263)				833,701,335

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $4,220,840)(wb)	4,220,840	$4,220,840

TOTAL INVESTMENTS 100.7%
(cost $849,645,103)		837,922,175
Liabilities in excess of other assets(z) (0.7)%		(5,905,139)

NET ASSETS 100.0%		$832,017,036

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

CABS—Capital Appreciation Bonds

CDD—Community Development District

CGM—Citigroup Global Markets, Inc.

ETF—Exchange-Traded Fund

ETM—Escrowed to Maturity

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

OTC—Over-the-counter

PCR—Pollution Control Revenue

PFC—Public Facility Corporation

PSFG—Permanent School Fund Guarantee

Rfdg—Refunding

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(t)	Represents zero coupon. Rate quoted represents effective yield at February 28, 2025.

(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Muni High Income Fund 23

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
5	2 Year U.S. Treasury Notes	Jun. 2025	$1,034,844	$(3,406)
45	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	5,585,625	(197,787)

				$(201,193)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$532,721

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$17,185,596	$—
Alaska	—	7,648,442	—
Arizona	—	18,322,139	—
California	—	48,080,709	—
Colorado	—	31,888,482	—
Connecticut	—	4,071,387	—
Delaware	—	2,199,665	—

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
District of Columbia	$—	$10,584,514	$—
Florida	—	85,948,408	—
Georgia	—	26,566,871	—
Illinois	—	68,622,172	—
Indiana	—	6,112,435	—
Iowa	—	103,671	—
Kansas	—	4,206,485	—
Kentucky	—	4,136,537	—
Louisiana	—	14,896,224	—
Maine	—	2,633,771	—
Maryland	—	869,521	—
Massachusetts	—	3,193,071	—
Michigan	—	5,355,443	—
Minnesota	—	2,208,297	—
Mississippi	—	4,304,274	—
Missouri	—	10,008,132	—
Nebraska	—	2,109,035	—
Nevada	—	7,580,584	—
New Hampshire	—	24,834,593	—
New Jersey	—	21,704,255	—
New Mexico	—	3,482,044	—
New York	—	61,594,547	—
North Carolina	—	4,127,166	—
Ohio	—	30,345,611	—
Oklahoma	—	12,788,825	—
Oregon	—	3,880,705	—
Pennsylvania	—	21,377,807	—
Puerto Rico	—	65,439,002	—
Rhode Island	—	4,356,014	—
South Carolina	—	13,232,210	—
Tennessee	—	25,148,262	—
Texas	—	55,581,684	—
Utah	—	1,109,224	—
Vermont	—	2,760,357	—
Virginia	—	7,328,685	—
Washington	—	12,962,414	—
Wisconsin	—	52,398,380	—
U.S. Treasury Obligation	—	897,788	—
Unaffiliated Exchange-Traded Funds	16,570,677	—	—
Long-Term Investments
Municipal Bond
South Carolina	—	2,945,220	—

See Notes to Financial Statements.

PGIM Muni High Income Fund 25

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$4,220,840	$—	$—

Total	$20,791,517	$817,130,658	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(201,193)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

Healthcare	13.7%
Special Tax/Assessment District	12.9
Education	12.8
Corporate Backed IDB & PCR	12.7
Transportation	11.1
General Obligation	10.9
Pre-pay Gas	8.3
Development	7.3
Tobacco Appropriated	4.0
Power	2.4
Unaffiliated Exchange-Traded Funds	2.0
Water & Sewer	1.0

Lease Backed Certificate of Participation	0.7%
Affiliated Mutual Fund	0.5
Solid Waste/Resource Recovery	0.3
U.S. Treasury Obligation	0.1
Pre-Refunded	0.0 *

100.7
Liabilities in excess of other assets	(0.7)

100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Fair values of derivative instruments as of February 28, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$201,193*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(151,705)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(327,229)

For the six months ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$5,501,339

*	Average volume is based on average quarter end balances for the six months ended February 28, 2025.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Muni High Income Fund 27

Statement of Assets and Liabilities (unaudited)

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $845,424,263)	$833,701,335
Affiliated investments (cost $4,220,840)	4,220,840
Interest receivable	8,896,251
Receivable for Fund shares sold	1,384,850
Receivable for investments sold	552,635
Prepaid expenses	3,968

Total Assets	848,759,879

Liabilities

Payable for investments purchased	13,580,145
Payable for Fund shares purchased	2,333,794
Dividends payable	306,773
Management fee payable	289,052
Accrued expenses and other liabilities	105,456
Distribution fee payable	81,362
Due to broker—variation margin futures	33,984
Affiliated transfer agent fee payable	10,589
Trustees’ fees payable	1,688

Total Liabilities	16,742,843

Net Assets	$832,017,036

Net assets were comprised of:
Shares of beneficial interest, at par	$872,777
Paid-in capital in excess of par	892,217,804
Total distributable earnings (loss)	(61,073,545)

Net assets, February 28, 2025	$832,017,036

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($342,078,780 ÷ 35,850,400 shares of beneficial interest issued and outstanding)	$9.54

Maximum sales charge (3.25% of offering price)	0.32

Maximum offering price to public	$9.86

Class C

Net asset value, offering price and redemption price per share, ($20,521,720 ÷ 2,150,713 shares of beneficial interest issued and outstanding)	$9.54

Class Z

Net asset value, offering price and redemption price per share, ($399,437,094 ÷ 41,936,029 shares of beneficial interest issued and outstanding)	$9.52

Class R6

Net asset value, offering price and redemption price per share, ($69,979,442 ÷ 7,340,588 shares of beneficial interest issued and outstanding)	$9.53

See Notes to Financial Statements.

PGIM Muni High Income Fund 29

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income	$18,779,472
Unaffiliated dividend income	362,846
Affiliated dividend income	324,157

Total income	19,466,475

Expenses
Management fee	2,018,782
Distribution fee(a)	535,245
Transfer agent’s fees and expenses (including affiliated expense of $ 22,593)(a)	256,168
Registration fees(a)	50,535
Custodian and accounting fees	35,909
Audit fee	22,253
Shareholders’ reports	20,500
Professional fees	19,313
Trustees’ fees	9,821
Miscellaneous	20,464

Total expenses	2,988,990
Less: Fee waiver and/or expense reimbursement(a)	(138,116)
Custodian fee credit	(75)

Net expenses	2,850,799

Net investment income (loss)	16,615,676

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	385,933
Futures transactions	(151,705)

234,228

Net change in unrealized appreciation (depreciation) on:
Investments	(6,265,005)
Futures	(327,229)

(6,592,234)

Net gain (loss) on investment transactions	(6,358,006)

Net Increase (Decrease) In Net Assets Resulting From Operations	$10,257,670

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	423,821	111,424	—	—
Transfer agent’s fees and expenses	88,408	7,826	159,333	601
Registration fees	14,081	8,150	16,906	11,398
Fee waiver and/or expense reimbursement	(52,401)	(3,441)	(60,180)	(22,094)

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$16,615,676	$30,163,861
Net realized gain (loss) on investment transactions	234,228	(4,014,015)
Net change in unrealized appreciation (depreciation) on investments	(6,592,234)	48,185,821

Net increase (decrease) in net assets resulting from operations	10,257,670	74,335,667

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,513,433)	(12,559,651)
Class C	(335,720)	(782,885)
Class Z	(8,061,585)	(13,472,836)
Class R6	(1,367,737)	(2,168,826)

	(16,278,475)	(28,984,198)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	136,801,333	298,755,940
Net asset value of shares issued in reinvestment of dividends and distributions	14,447,720	26,255,891
Cost of shares purchased	(118,772,184)	(235,391,941)

Net increase (decrease) in net assets from Fund share transactions	32,476,869	89,619,890

Total increase (decrease)	26,456,064	134,971,359

Net Assets:
Beginning of period	805,560,972	670,589,613

End of period	$832,017,036	$805,560,972

See Notes to Financial Statements.

PGIM Muni High Income Fund 31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,			Four months ended August 31,		Year Ended April 30,
	2025		2024	2023	2022	2021		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.60		$9.04	$9.29	$10.85	$10.73		$9.58	$10.28
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.37	0.34	0.31	0.11		0.34	0.38
Net realized and unrealized gain (loss) on investment transactions	(0.07)		0.55	(0.26)	(1.56)	0.12		1.16	(0.70)
Total from investment operations	0.12		0.92	0.08	(1.25)	0.23		1.50	(0.32)
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.36)	(0.33)	(0.31)	(0.11)		(0.35)	(0.38)
Net asset value, end of period	$9.54		$9.60	$9.04	$9.29	$10.85		$10.73	$9.58
Total Return(b):	1.28%		10.34%	0.90%	(11.70)%	2.11%		15.82%	(3.37)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$342,079		$336,770	$326,678	$376,463	$447,158		$425,013	$342,085
Average net assets (000)	$341,867		$327,410	$344,344	$421,850	$438,859		$390,814	$367,591
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.80	%(c)	0.81%	0.81%	0.81%	0.80	%(d)	0.80%	0.85%
Expenses before waivers and/or expense reimbursement	0.83	%(c)	0.84%	0.85%	0.84%	0.83	%(d)	0.82%	0.85%
Net investment income (loss)	3.92	%(c)	4.00%	3.75%	3.08%	2.91	%(d)	3.30%	3.60%
Portfolio turnover rate(e)(f)	20%		68%	47%	58%	7%		25%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Annualized, with the exception of certain non-recurring expenses.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,			Four months ended August 31,		Year Ended April 30,
	2025		2024	2023	2022	2021		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.60		$9.04	$9.29	$10.85	$10.73		$9.58	$10.28
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.29	0.27	0.23	0.08		0.27	0.30
Net realized and unrealized gain (loss) on investment transactions	(0.07)		0.55	(0.26)	(1.56)	0.12		1.15	(0.70)
Total from investment operations	0.08		0.84	0.01	(1.33)	0.20		1.42	(0.40)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.28)	(0.26)	(0.23)	(0.08)		(0.27)	(0.30)
Net asset value, end of period	$9.54		$9.60	$9.04	$9.29	$10.85		$10.73	$9.58
Total Return(b):	0.87%		9.45%	0.11%	(12.38)%	1.84%		14.94%	(4.09)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,522		$23,936	$29,399	$44,197	$64,346		$65,412	$79,180
Average net assets (000)	$22,470		$25,902	$35,863	$55,420	$65,052		$75,826	$94,394
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.63	%(c)	1.62%	1.60%	1.58%	1.58	%(d)	1.57%	1.60%
Expenses before waivers and/or expense reimbursement	1.66	%(c)	1.65%	1.64%	1.61%	1.61	%(d)	1.59%	1.60%
Net investment income (loss)	3.09	%(c)	3.18%	2.96%	2.30%	2.13	%(d)	2.56%	2.85%
Portfolio turnover rate(e)(f)	20%		68%	47%	58%	7%		25%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Annualized, with the exception of certain non-recurring expenses.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund 33

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,			Four months ended August 31,		Year Ended April 30,
	2025		2024	2023	2022	2021		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.59		$9.02	$9.27	$10.83	$10.71		$9.57	$10.26
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.39	0.36	0.33	0.11		0.37	0.40
Net realized and unrealized gain (loss) on investment transactions	(0.08)		0.56	(0.26)	(1.56)	0.12		1.14	(0.69)
Total from investment operations	0.12		0.95	0.10	(1.23)	0.23		1.51	(0.29)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.38)	(0.35)	(0.33)	(0.11)		(0.37)	(0.40)
Net asset value, end of period	$9.52		$9.59	$9.02	$9.27	$10.83		$10.71	$9.57
Total Return(b):	1.29%		10.72%	1.13%	(11.52)%	2.19%		15.98%	(3.06)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$399,437		$382,928	$268,681	$332,570	$512,347		$482,104	$337,094
Average net assets (000)	$399,989		$332,529	$279,685	$437,004	$495,019		$411,850	$428,468
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.58	%(c)	0.58%	0.58%	0.58%	0.57	%(d)	0.58%	0.62%
Expenses before waivers and/or expense reimbursement	0.61	%(c)	0.62%	0.62%	0.61%	0.60	%(d)	0.61%	0.62%
Net investment income (loss)	4.15	%(c)	4.21%	3.98%	3.30%	3.14	%(d)	3.52%	3.83%
Portfolio turnover rate(e)(f)	20%		68%	47%	58%	7%		25%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Annualized, with the exception of certain non-recurring expenses.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended February 28,		Year Ended August 31,			Four months ended August 31,		Year Ended April 30,
	2025		2024	2023	2022	2021		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.60		$9.03	$9.28	$10.84	$10.72		$9.57	$10.27
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.40	0.37	0.34	0.12		0.37	0.40
Net realized and unrealized gain (loss) on investment transactions	(0.07)		0.55	(0.26)	(1.56)	0.12		1.16	(0.70)
Total from investment operations	0.13		0.95	0.11	(1.22)	0.24		1.53	(0.30)
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.38)	(0.36)	(0.34)	(0.12)		(0.38)	(0.40)
Net asset value, end of period	$9.53		$9.60	$9.03	$9.28	$10.84		$10.72	$9.57
Total Return(b):	1.33%		10.81%	1.23%	(11.43)%	2.22%		16.19%	(3.13)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$69,979		$61,928	$45,831	$51,581	$40,009		$24,256	$9,028
Average net assets (000)	$66,497		$52,290	$45,278	$50,468	$34,742		$15,737	$8,116
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.49	%(c)	0.49%	0.49%	0.49%	0.48	%(d)	0.49%	0.59%
Expenses before waivers and/or expense reimbursement	0.56	%(c)	0.57%	0.57%	0.56%	0.57	%(d)	0.65%	0.73%
Net investment income (loss)	4.23	%(c)	4.31%	4.07%	3.41%	3.22	%(d)	3.55%	3.85%
Portfolio turnover rate(e)(f)	20%		68%	47%	58%	7%		25%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Annualized, with the exception of certain non-recurring expenses.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund 35

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 4 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Massachusetts Business Trust. These financial statements relate only to the PGIM Muni High Income Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing

PGIM Muni High Income Fund 37

Notes to Financial Statements (unaudited) (continued)

transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from

PGIM Muni High Income Fund 39

Notes to Financial Statements (unaudited) (continued)

GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.49% of average daily net assets up to $1 billion;	0.49%
0.44% of average daily net assets over $1 billion.

The Manager has contractually agreed, through December 31, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.58
R6	0.49

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended February 28, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$72,220	$6,529

PGIM Muni High Income Fund 41

Notes to Financial Statements (unaudited) (continued)

Class	FESL	CDSC
C	$—	$440

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2025, were as follows:

Cost of Purchases	Proceeds from Sales
$210,352,860	$167,184,147

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2025, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$7,833,065	$153,367,307	$156,979,532	$—	$—	$4,220,840	4,220,840	$324,157

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$850,210,745	$16,854,359	$(29,344,122)	$(12,489,763)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of August 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$60,420,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of

PGIM Muni High Income Fund 43

Notes to Financial Statements (unaudited) (continued)

purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.01 par value per share, currently divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6. The Fund currently does not have any Class B shares outstanding.

As of February 28, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	1,320	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	8	80.0

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2025:
Shares sold	3,366,073	$32,251,563
Shares issued in reinvestment of dividends and distributions	627,486	5,994,449
Shares purchased	(3,262,276)	(31,122,535)
Net increase (decrease) in shares outstanding before conversion	731,283	7,123,477
Shares issued upon conversion from other share class(es)	339,420	3,233,468
Shares purchased upon conversion into other share class(es)	(285,422)	(2,728,548)
Net increase (decrease) in shares outstanding	785,281	$7,628,397

Share Class	Shares	Amount

Year ended August 31, 2024:
Shares sold	5,132,057	$47,625,978
Shares issued in reinvestment of dividends and distributions	1,231,843	11,408,152
Shares purchased	(7,538,094)	(69,507,731)
Net increase (decrease) in shares outstanding before conversion	(1,174,194)	(10,473,601)
Shares issued upon conversion from other share class(es)	558,635	5,199,563
Shares purchased upon conversion into other share class(es)	(466,058)	(4,380,315)
Net increase (decrease) in shares outstanding	(1,081,617)	$(9,654,353)

Class C
Six months ended February 28, 2025:
Shares sold	163,299	$1,558,531
Shares issued in reinvestment of dividends and distributions	32,758	312,999
Shares purchased	(243,370)	(2,325,235)
Net increase (decrease) in shares outstanding before conversion	(47,313)	(453,705)
Shares purchased upon conversion into other share class(es)	(294,244)	(2,797,988)
Net increase (decrease) in shares outstanding	(341,557)	$(3,251,693)

Year ended August 31, 2024:
Shares sold	313,086	$2,901,077
Shares issued in reinvestment of dividends and distributions	79,230	732,330
Shares purchased	(675,838)	(6,203,153)
Net increase (decrease) in shares outstanding before conversion	(283,522)	(2,569,746)
Shares purchased upon conversion into other share class(es)	(477,157)	(4,426,834)
Net increase (decrease) in shares outstanding	(760,679)	$(6,996,580)

Class Z
Six months ended February 28, 2025:
Shares sold	9,342,082	$89,080,101
Shares issued in reinvestment of dividends and distributions	712,950	6,797,165
Shares purchased	(8,246,499)	(78,035,964)
Net increase (decrease) in shares outstanding before conversion	1,808,533	17,841,302
Shares issued upon conversion from other share class(es)	319,116	3,040,653
Shares purchased upon conversion into other share class(es)	(134,086)	(1,280,800)
Net increase (decrease) in shares outstanding	1,993,563	$19,601,155

Year ended August 31, 2024:
Shares sold	24,430,987	$223,974,534
Shares issued in reinvestment of dividends and distributions	1,288,866	11,948,881
Shares purchased	(15,626,659)	(143,258,293)
Net increase (decrease) in shares outstanding before conversion	10,093,194	92,665,122
Shares issued upon conversion from other share class(es)	439,844	4,115,254
Shares purchased upon conversion into other share class(es)	(372,799)	(3,412,752)
Net increase (decrease) in shares outstanding	10,160,239	$93,367,624

PGIM Muni High Income Fund 45

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R6
Six months ended February 28, 2025:
Shares sold	1,455,290	$13,911,138
Shares issued in reinvestment of dividends and distributions	140,758	1,343,107
Shares purchased	(764,865)	(7,288,450)
Net increase (decrease) in shares outstanding before conversion	831,183	7,965,795
Shares issued upon conversion from other share class(es)	67,587	649,449
Shares purchased upon conversion into other share class(es)	(12,039)	(116,234)
Net increase (decrease) in shares outstanding	886,731	$8,499,010

Year ended August 31, 2024:
Shares sold	2,627,159	$24,254,351
Shares issued in reinvestment of dividends and distributions	233,735	2,166,528
Shares purchased	(1,800,489)	(16,422,764)
Net increase (decrease) in shares outstanding before conversion	1,060,405	9,998,115
Shares issued upon conversion from other share class(es)	341,276	3,119,359
Shares purchased upon conversion into other share class(es)	(23,392)	(214,275)
Net increase (decrease) in shares outstanding	1,378,289	$12,903,199

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2025.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

PGIM Muni High Income Fund 47

Notes to Financial Statements (unaudited) (continued)

Insured Municipal Bonds Risk: The Fund may purchase municipal bonds that are insured to attempt to reduce credit risk. Although insurance coverage reduces credit risk by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on factors relating to the insurer’s creditworthiness or ability to satisfy its obligations. The Fund cannot be certain that any insurance company will make the payments it guarantees.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the

Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s

PGIM Muni High Income Fund 49

Notes to Financial Statements (unaudited) (continued)

financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

10.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 15, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 15, 2025